Significant accounting judgements, estimates and assumptions - Schedule of assumptions used In sensitivity analysis for CGU's (Detail)	Dec. 31, 2019 MMBTU t bbl	Dec. 31, 2018 MMBTU t bbl	Apr. 03, 2018 MMBTU t bbl	Dec. 31, 2017 MMBTU t bbl
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)	12.60%	11.90%	11.25%	10.10%
NGL-Local prices (US$/Tn.) | t	300	430	439	439
Year 2018 [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)			64.5	64.5
Natural Gas-Local prices (US$/MMBTU) | MMBTU			4.60	4.60
Year 2019 [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)		70.0	65.0	65.0
Natural Gas-Local prices (US$/MMBTU) | MMBTU		4.60	4.50	4.50
Year 2020 [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	60.0	71.3	66.0	66.0
Year 2021 [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	60.4	69.6	65.9	65.9
Year 2023 Onwards [Member]
Disclosure of information for cash-generating units [line items]
Natural Gas-Local prices (US$/MMBTU) | MMBTU	3.5	4.60	4.50	4.50